Annual Operating Expenses - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2023
Fidelity Advisor Emerging Asia Fund - Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Total annual operating expenses	1.27%
Fidelity Advisor Emerging Asia Fund - Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual operating expenses	2.01%
Fidelity Advisor Emerging Asia Fund - Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%	[1]
Total annual operating expenses	1.52%
Fidelity Advisor Emerging Asia Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	0.99%
Fidelity Advisor Emerging Asia Fund - Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.86%

[1]	AAdjusted to reflect current fees.